Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets, net	$ 61	¥ 412	¥ 469
Operating lease liabilities - current	4	25	106
Operating lease liabilities - non-current	44	296	327
Total operating lease liabilities	$ 48	¥ 321	¥ 433